UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

FORM N-Q

SEPTEMBER 30, 2013

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited)	September 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.0%
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.6%
Hyundai Mobis	6,757	$1,799,202	(a)
Hyundai Wia Corp.	8,600	1,357,184	(a)
Mahle-Metal Leve SA	18,500	225,376

Total Auto Components		3,381,762

Automobiles - 4.6%
Ford Otomotiv Sanayi AS	63,600	875,593	(a)
Geely Automobile Holdings Ltd.	2,875,000	1,482,055	(a)
Great Wall Motor Co., Ltd., Class H	503,500	2,723,014	(a)
Hyundai Motor Co.	10,197	2,382,806	(a)
Kia Motors Corp.	24,776	1,503,057	(a)
Tofas Turk Otomobil Fabrikasi AS	119,200	726,232	(a)

Total Automobiles		9,692,757

Diversified Consumer Services - 0.4%
Kroton Educacional SA	58,800	835,982

Hotels, Restaurants & Leisure - 0.4%
Paradise Co., Ltd.	34,352	783,704	(a)

Household Durables - 0.5%
Cyrela Brazil Realty SA	107,300	810,935
Metalfrio Solutions SA	158,900	243,767	*(b)

Total Household Durables		1,054,702

Internet & Catalog Retail - 0.3%
Ctrip.com International Ltd., ADR	12,300	718,689	*

Leisure Equipment & Products - 0.3%
Sunny Optical Technology Group Co., Ltd.	579,000	605,203	(a)

Media - 2.3%
BEC World PCL, NVDR	363,500	660,995	(a)
CTC Media Inc.	2,200	23,122
Cyfrowy Polsat SA	39,700	270,148	*(a)
Naspers Ltd.	19,600	1,808,119	(a)
Zee Entertainment Enterprises Ltd.	534,217	1,961,401	(a)

Total Media		4,723,785

Multiline Retail - 0.7%
Hyundai Department Store Co., Ltd.	9,073	1,357,617	(a)

TOTAL CONSUMER DISCRETIONARY		23,154,201

CONSUMER STAPLES - 2.0%
Beverages - 0.7%
United Spirits Ltd.	35,497	1,436,758	(a)

Food & Staples Retailing - 0.5%
Magnit OJSC, GDR	15,900	979,559	(a)

Food Products - 0.8%
BRF SA	38,300	933,177
Britannia Industries Ltd.	18,634	246,876	(a)
Cosan Ltd., Class A Shares	8,823	135,609
Gruma SA de CV, Series B Shares	74,800	417,159	*

Total Food Products		1,732,821

TOTAL CONSUMER STAPLES		4,149,138

ENERGY - 9.7%
Energy Equipment & Services - 0.4%
China Oilfield Services Ltd.	332,000	832,409	(a)

Oil, Gas & Consumable Fuels - 9.3%
Cairn India Ltd.	244,165	1,236,947	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 9.3% (continued)
CNOOC Ltd.	748,000	$1,511,717	(a)
Gazprom Neft JSC, ADR	9,900	217,611	(a)
Gazprom OAO, ADR	351,149	3,095,466	(a)
Grupa Lotos SA	42,200	497,150	*(a)
LUKOIL, ADR	39,700	2,518,241	(a)
NovaTek OAO, GDR	17,200	2,274,884	(a)
Oil & Natural Gas Corp., Ltd.	144,025	611,224	(a)
Oil India Ltd.	87,366	608,070	(a)
Petroleo Brasileiro SA, ADR	63,800	1,067,374
Petroleo Brasileiro SA, ADR	7,400	114,626
Polish Oil & Gas Co.	319,400	626,860	(a)
Reliance Industries Ltd.	78,292	1,028,381	(a)
Rosneft Oil Co., GDR	208,000	1,685,664	(a)
Sasol Ltd.	17,700	844,508	(a)
SK Energy Co., Ltd.	11,500	1,563,528	(a)

Total Oil, Gas & Consumable Fuels		19,502,251

TOTAL ENERGY		20,334,660

FINANCIALS - 20.3%
Capital Markets - 0.4%
Dubai Islamic Bank	822,300	858,401	(a)

Commercial Banks - 11.4%
Abu Dhabi Commercial Bank PJSC	288,200	396,546	(a)
Banco Bradesco SA, ADR	132,670	1,841,460
Banco do Brasil SA	82,842	966,235
Bank Handlowy w Warszawie SA	4,100	145,673	(a)
Bank of China Ltd., Class H Shares	6,513,800	2,968,652	(a)
Bank Pekao SA	24,700	1,411,535	(a)
China Construction Bank Corp., Class H Shares	2,977,767	2,300,291	(a)
China Merchants Bank Co., Ltd., Class H Shares	252,000	458,259	(a)
China Minsheng Banking Corp. Ltd., Class H Shares	604,500	721,342	(a)
Chongqing Rural Commercial Bank Public Co., Ltd., Class H Shares	1,750,000	845,381	(a)
First Gulf Bank PJSC	198,500	895,610	(a)
HDFC Bank Ltd.	36,079	341,614	(a)
ICICI Bank Ltd., ADR	15,200	463,296
ICICI Bank Ltd.	35,660	501,470	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	5,347,246	3,737,153	(a)
Industrial Bank of Korea	27,580	305,396
Kasikornbank Public Co., Ltd., NVDR	140,000	785,584	(a)
Nedbank Group Ltd.	65,200	1,327,720	(a)
OTP Bank PLC	81,000	1,603,240	(a)
Sberbank of Russia	374,300	1,130,386	(a)
SinoPac Holdings Co., Ltd.	1,421,620	652,517	(a)

Total Commercial Banks		23,799,360

Consumer Finance - 0.3%
Compartamos SAB de CV	345,400	643,329

Diversified Financial Services - 1.2%
FirstRand Ltd.	281,300	938,577
Grupo BTG Pactual	47,200	585,661
RMB Holdings Ltd.	226,700	1,041,728	(a)

Total Diversified Financial Services		2,565,966

Insurance - 1.7%
Cathay Financial Holding Co., Ltd.	449,597	640,476	(a)
Korean Reinsurance Co.	91,800	1,093,155	(a)
Liberty Holdings Ltd.	4,475	52,127	(a)
LIG Non-Life Insurance Co., Ltd.	18,040	409,515	(a)
Old Mutual PLC	238,100	721,240	(a)
Samsung Fire & Marine Insurance Co., Ltd.	2,450	562,488	(a)

Total Insurance		3,479,001

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Real Estate Management & Development - 5.3%
China Overseas Land & Investment Ltd.	598,060	$1,763,801	(a)
China Resources Land Ltd.	436,000	1,243,698	(a)
Country Garden Holdings Co., Ltd.	2,443,526	1,577,152	(a)
Franshion Properties China Ltd.	1,774,400	584,145	(a)
Greentown China Holdings Ltd.	511,500	963,682	(a)
Guangzhou R&F Properties Co., Ltd., Class H Shares	1,264,000	1,982,264	(a)
Shimao Property Holdings Ltd.	561,500	1,302,843	(a)
Sino-Ocean Land Holdings Ltd.	1,545,500	910,283	(a)
Sobha Developers Ltd.	53,383	240,148	(a)
Sunac China Holdings Ltd.	847,000	550,421	(a)

Total Real Estate Management & Development		11,118,437

TOTAL FINANCIALS		42,464,494

HEALTH CARE - 1.9%
Health Care Providers & Services - 0.5%
Mediclinic International Ltd.	145,300	1,074,812	(a)

Life Sciences Tools & Services - 1.1%
WuXi PharmaTech Cayman Inc., ADR	80,500	2,205,700	*

Pharmaceuticals - 0.3%
Aspen Pharmacare Holdings Ltd.	27,700	724,733	*(a)

TOTAL HEALTH CARE		4,005,245

INDUSTRIALS - 9.2%
Airlines - 0.3%
Aeroflot - Russian Airlines	381,200	644,228	(a)

Building Products - 0.5%
LG Hausys Ltd.	5,477	665,355	(a)
Sung Kwang Bend Co., Ltd.	15,500	440,283	(a)

Total Building Products		1,105,638

Construction & Engineering - 2.3%
Adhi Karya Persero Tbk PT	2,203,700	385,828	(a)
China Railway Construction Corp., Class H Shares	1,790,500	1,891,198	(a)
Daelim Industrial Co.	20,221	1,820,678	(a)
Grana y Montero SA, ADR	6,300	125,748	*
Wijaya Karya Persero Tbk PT	3,604,500	598,441	(a)

Total Construction & Engineering		4,821,893

Electrical Equipment - 0.4%
Teco Electric & Machinery Co., Ltd.	805,000	852,766	(a)

Industrial Conglomerates - 2.9%
Alfa SA de CV, Series A Shares	572,920	1,545,061
Bidvest Group Ltd.	44,900	1,125,330	(a)
Enka Insaat ve Sanayi AS	72,800	216,306	(a)
Far Eastern Textile Co., Ltd.	390,660	430,842	(a)
Grupo Carso SA de CV, Series A1 Shares	123,500	659,321
Grupo Kuo SAB De CV, Class B Shares	321,400	629,565	*
SK Corp.	8,105	1,463,795	(a)

Total Industrial Conglomerates		6,070,220

Machinery - 1.1%
Turk Traktor ve Ziraat Makineleri AS	23,700	692,476	(a)
Weg SA	128,500	1,565,447

Total Machinery		2,257,923

Transportation Infrastructure - 1.7%
Beijing Capital International Airport Co., Ltd.	864,000	569,817	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Series B	194,600	996,081
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,800	304,808
Jiangsu Expressway Co., Ltd.	376,000	443,824	(a)
TAV Havalimanlari Holding AS	75,800	534,978	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Transportation Infrastructure - 1.7% (continued)
Zhejiang Expressway Co., Ltd., Class H Shares	684,000	$632,142	(a)

Total Transportation Infrastructure		3,481,650

TOTAL INDUSTRIALS		19,234,318

INFORMATION TECHNOLOGY - 18.6%
Computers & Peripherals - 0.3%
AmTRAN Technology Co., Ltd.	1,005,000	671,400	(a)

Electronic Equipment, Instruments & Components - 3.2%
AU Optronics Corp.	3,686,000	1,375,163	*(a)
Chin-Poon Industrial Co., Ltd.	427,000	783,134	(a)
Delta Electronics Thailand PCL, NVDR	489,800	776,518	(a)
Hon Hai Precision Industry Co., Ltd.	339,130	869,647	(a)
InnoLux Corp.	912,000	438,407	*(a)
LG.Philips LCD Co., Ltd.	43,100	1,041,551	*(a)
Samsung Electro-Mechanics Co., Ltd.	6,490	521,450	(a)
SFA Engineering Corp.	20,139	831,755	(a)

Total Electronic Equipment, Instruments & Components		6,637,625

Internet Software & Services - 1.9%
Media Tek Inc.	136,000	1,682,314	(a)
Tencent Holdings Ltd.	36,600	1,922,487	(a)
Yandex NV, Class A Shares	10,800	393,336	*

Total Internet Software & Services		3,998,137

IT Services - 3.5%
Cielo SA	25,500	689,649
HCL Technologies Ltd.	86,395	1,488,141	(a)
Hexaware Technologies Ltd.	488,488	1,003,327	(a)
QIWI PLC, ADR	34,400	1,075,344
Tech Mahindra Ltd.	57,808	1,226,312	(a)
Wipro Ltd.	163,275	1,235,657	(a)
WNS Holdings Ltd., ADR	20,500	435,010	*
Ybrant Digital Ltd.	1,812,729	93,816	(a)(b)

Total IT Services		7,247,256

Semiconductors & Semiconductor Equipment - 9.7%
Capella Microsystems (Taiwan), Inc.	172,372	720,388	(a)
Chipbond Technology Corp.	300,000	618,354	(a)
Eugene Technology Co., Ltd.	26,186	447,565	(a)
King Yuan Electronics Co., Ltd.	1,000,000	690,740	(a)
Kinsus Interconnect Technology Corp.	170,000	598,344	(a)
Powertech Technology Inc.	329,000	621,180	(a)
Realtek Semiconductor Corp.	252,500	617,325	(a)
Samsung Electronics Co., Ltd.	8,614	10,906,220	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,529,715	5,201,194	(a)

Total Semiconductors & Semiconductor Equipment		20,421,310

TOTAL INFORMATION TECHNOLOGY		38,975,728

MATERIALS - 9.4%
Chemicals - 0.9%
Fauji Fertilizer Co., Ltd.	854,778	821,184	(a)
Omnia Holdings Ltd.	11,900	239,386	(a)
Sociedad Quimica y Minera de Chile SA, ADR	26,800	818,740

Total Chemicals		1,879,310

Construction Materials - 1.4%
Asia Cement Corp.	723,180	915,020	(a)
Cemex SAB de CV, Participation Certificates, ADR	144,100	1,611,038
Fauji Cement Co., Ltd.	3,990,000	420,296	(a)

Total Construction Materials		2,946,354

Metals & Mining - 6.4%
Angang New Steel Co., Ltd.	980,000	583,318	*(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Metals & Mining - 6.4% (continued)
Anglo Platinum Ltd.	14,900	$646,208	*(a)
Dongkuk Steel Mill Co., Ltd.	36,800	507,212	(a)
Eregli Demir ve Celik Fabrikalari TAS	818,000	1,037,095	(a)
Grupo Mexico SAB de CV, Series B Shares	270,600	810,177
Impala Platinum Holdings Ltd.	44,300	545,001	(a)
Kumba Iron Ore Ltd.	27,000	1,247,342	(a)
Maanshan Iron & Steel Co., Ltd.	3,346,000	821,161	*(a)
Poongsan Corp.	35,930	893,352	(a)
POSCO	6,770	2,004,520	(a)
Sibanye Gold Ltd.	256,100	321,726	(a)
Vale SA, ADR	254,900	3,978,989

Total Metals & Mining		13,396,101

Paper & Forest Products - 0.7%
Hansol Paper Co., Ltd.	39,410	427,511	(a)
Mondi Ltd.	55,600	946,995	(a)

Total Paper & Forest Products		1,374,506

TOTAL MATERIALS		19,596,271

TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 1.9%
Jasmine International PCL	4,419,200	1,169,466	(a)
PT Telekomunikasi Indonesia Persero Tbk	10,757,500	1,953,597	(a)
Telkom South Africa SOC Ltd.	175,200	426,590	*(a)
Turk Telekomunikasyon A.S.	124,300	432,141	(a)

Total Diversified Telecommunication Services		3,981,794

Wireless Telecommunication Services - 5.0%
America Movil SAB de CV, Series L Shares	1,956,986	1,940,615
Bharti Airtel Ltd.	70,647	359,453	(a)
China Mobile Ltd.	362,500	4,082,571	(a)
MegaFon OAO, GDR	30,000	1,057,850	(a)
Mobile TeleSystems, ADR	57,500	1,279,950
VimpelCom Ltd., ADR	86,400	1,015,200
Vodacom Group Ltd.	61,300	760,418	(a)

Total Wireless Telecommunication Services		10,496,057

TOTAL TELECOMMUNICATION SERVICES		14,477,851

UTILITIES - 2.9%
Electric Utilities - 0.6%
Huaneng Power International Inc., Class H Shares	1,386,000	1,384,191	(a)

Gas Utilities - 0.5%
PT Perusahaan Gas Negara	2,167,500	974,528	(a)

Independent Power Producers & Energy Traders - 1.0%
China Resources Power Holdings Co.	476,000	1,134,747	(a)
Huadian Power International Corp., Ltd.	2,220,000	888,598	(a)

Total Independent Power Producers & Energy Traders		2,023,345

Multi-Utilities - 0.2%
Qatar Electricity & Water Co.	8,900	385,782	(a)

Water Utilities - 0.6%
Guangdong Investment Ltd.	1,492,000	1,281,634	(a)

TOTAL UTILITIES		6,049,480

TOTAL COMMON STOCKS (Cost - $167,101,569)		192,441,386

PREFERRED STOCKS - 6.6%
CONSUMER STAPLES - 2.0%
Beverages - 1.7%
Companhia de Bebidas das Americas, ADR	91,900	3,524,365

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY			SHARES	VALUE
Food & Staples Retailing - 0.3%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar			15,000	$683,572

TOTAL CONSUMER STAPLES				4,207,937

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Transneft			100	262,025	(a)

FINANCIALS - 2.5%
Commercial Banks - 2.5%
Banco do Estado do Rio Grande do Sul SA, Class B Shares			118,000	814,601
Itau Unibanco Banco Multiple SA, ADR			113,413	1,601,391
Itausa - Investimentos Itau SA			686,981	2,789,708

TOTAL FINANCIALS				5,205,700

MATERIALS - 1.3%
Chemicals - 0.4%
Braskem SA, Class A Shares			106,000	848,937	*

Metals & Mining - 0.9%
Usinas Siderurgicas de Minas Gerais SA, Class A Shares			278,400	1,321,467	*
Vale SA			41,700	593,430

Total Metals & Mining				1,914,897

TOTAL MATERIALS				2,763,834

UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Cia Energetica de Sao Paulo			121,700	1,298,653

TOTAL PREFERRED STOCKS (Cost - $11,415,256)				13,738,149

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $178,516,825)				206,179,535

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Interest in $1,450,000,000 joint tri-party repurchase agreement dated 9/30/13 with RBS Securities Inc.; Proceeds at maturity - $1,787,002; (Fully collateralized by various U.S. government obligations, 0.250% to 3.375% due 2/28/15 to 8/31/20; Market value - $1,822,740 (Cost - $1,787,000)	0.050%	10/1/13	$1,787,000	1,787,000

TOTAL INVESTMENTS - 99.4% (Cost - $180,303,825#)				207,966,535
Other Assets in Excess of Liabilities - 0.6%				1,218,073

TOTAL NET ASSETS - 100.0%				$209,184,608

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

Summary of Investments by Country **
China	21.9%
South Korea	16.9
Brazil	13.2
Taiwan	8.8
Russia	7.8
India	6.8
South Africa	6.8
Mexico	4.6
Turkey	2.2
Indonesia	1.9
Thailand	1.6
Poland	1.4
United Arab Emirates	1.0
Hungary	0.8
Netherlands	0.7
Hong Kong	0.6
Pakistan	0.6
Chile	0.4
United Kingdom	0.3
Cayman Islands	0.3
Jersey	0.2
Qatar	0.2
Peru	0.1
United States	0.0 †
Short -Term Investments	0.9

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2013 and are subject to change.

†	Represents less than 0.1%.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On April 30, 2012, the Fund was reorganized as a new series of the Trust. Prior to April 30, 2012, the Fund was organized as a series of Legg Mason Global Trust, Inc., a Maryland corporation

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$2,857,871	$20,296,330	—	$23,154,201
Consumer staples	1,485,945	2,663,193	—	4,149,138
Energy	1,182,000	19,152,660	—	20,334,660
Financials	5,743,954	36,720,540	—	42,464,494
Health care	2,205,700	1,799,545	—	4,005,245
Industrials	5,826,031	13,408,287	—	19,234,318
Information technology	2,593,339	36,382,389	—	38,975,728
Materials	7,218,944	12,377,327	—	19,596,271
Telecommunication services	4,235,765	10,242,086	—	14,477,851
Utilities	—	6,049,480	—	6,049,480
Preferred stocks:
Energy	—	262,025	—	262,025
Other preferred stocks	13,476,124	—	—	13,476,124

Total long-term investments	$46,825,673	$159,353,862	—	$206,179,535

Short-term investments†	—	1,787,000	—	1,787,000

Total investments	$46,825,673	$161,140,862	—	$207,966,535

†	See Schedule of Investments for additional detailed categorizations.

For the period ended September 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2013, securities valued at $10,567,331 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the

Notes to Schedule of Investments (unaudited) (continued)

underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,292,446
Gross unrealized depreciation	(9,629,736)

Net unrealized appreciation	$27,662,710

At September 30, 2013, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
South African Rand	State Street Bank & Trust Co.	829,738	$82,641	10/1/13	$(1,686)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH. D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2013